Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Revenue	$ 55,480,889	$ 54,703,405
Cost of sales	66,624,576	56,960,693
Gross loss	(11,143,687)	(2,257,288)
Administrative expenses	11,117,333	13,002,685
Selling expenses	3,760,994	5,859,660
Operating loss	(26,022,014)	(21,119,633)
Finance costs	10,617,741	1,420,354
Foreign exchange loss (gain)	2,552,764	(1,211,645)
Change in fair value of conversion options on convertible debt instruments	(10,746,034)	0
Change in fair value of share warrant obligations	(6,749,245)	(5,744,896)
Net loss	(21,697,240)	(15,583,446)
Item that will be subsequently reclassified to net loss
Foreign currency translation adjustment	(5,856,992)	463,677
Comprehensive loss for the period	$ (27,554,232)	$ (15,119,769)
Loss per share
Basic loss per share (in USD per share)	$ (0.10)	$ (0.07)
Diluted loss per share (in USD per share)	$ (0.10)	$ (0.07)